                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [ ]; Amendment Number:
                                               -----
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Berkshire Hathaway Inc.
Address:   1440 Kiewit Plaza
           Omaha, NE 68131

Form 13F File Number: 28-4545

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Marc D. Hamburg
Title:   Vice President
Phone:   402-346-1400

Signature, Place, and Date of Signing:


(s) Marc D. Hamburg                    Omaha, NE                 August 13, 2007
------------------------------------   -----------------------   --------------
[Signature]                            [City, State]             [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number   Name

     28-5194                General Re - New England Asset Management, Inc.

                                    Form 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 19
Form 13F Information Table Entry Total:            99
Form 13F Information Table Value Total:   $61,077,517
                                          (thousands)

Confidential Information has been omitted from the public Form 13F and filed separately with the Commission. Included in this information is information regarding Berkshire's positions in Norfolk Southern Corp. and Union Pacific Corp. included in its March 31, 2007 public Form 13F.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

           FORM 13F
     NO.   FILE NUMBER   NAME

     1.    28-5678       Berkshire Hathaway Life Insurance Co. of Nebraska
     2.    28-10388      BH Columbia Inc.
     3.    28-719        Blue Chip Stamps
     4.    28-554        Buffett, Warren E.
     5.    28-1517       Columbia Insurance Co.
     6.    28-2226       Cornhusker Casualty Co.
     7.    28-06102      Cypress Insurance Company
     8.    28-11217      Fechheimer Brothers Company
     9.    28-_____      GEC Investment Managers
     10.   28-852        GEICO Corp.
     11.   28-101        Government Employees Ins. Corp.
     12.   28-1066       National Fire & Marine
     13.   28-718        National Indemnity Co.
     14.   28-5006       National Liability & Fire Ins. Co.
     15.   28-11222      Nebraska Furniture Mart
     16.   28-717        OBH Inc.
     17.   28-1357       Wesco Financial Corp.
     18.   28-3091       Wesco Financial Ins. Co.
     19.   28-3105       Wesco Holdings Midwest, Inc.

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                                  June 30, 2007

                                                                       Column 6
                                         Column 4                Investment Discretion                               Column 8
                                          Market     Column 5  ------------------------                          Voting Authority
                 Column 2   Column 3      Value     Shares or                     (c)         Column 7       -----------------------
Column 1         Title of     CUSIP        (In      Principal   (a) (b) Shared- Shared-         Other            (a)       (b)   (c)
Name of Issuer     Class     Number     Thousands)   Amount $  Sole   Defined    Other        Managers           Sole    Shared None
--------------   -------- ------------ ----------- ----------- ---- ----------- ------- -------------------- ----------- ------ ----
American
   Express Co.   Com       025816 10 9   1,053,850  17,225,400           X              4, 2, 5, 16           17,225,400
                                           489,112   7,994,634           X              4, 12, 16              7,994,634
                                         7,357,255 120,255,879           X              4, 13, 16            120,255,879
                                           118,879   1,943,100           X              4, 3, 16, 17, 18, 19   1,943,100
                                            85,634   1,399,713           X              4, 15, 16              1,399,713
                                            51,381     839,832           X              4, 8, 16                 839,832
                                           119,432   1,952,142           X              4, 16                  1,952,142
American
   Standard
   Companies     Com       029712 10 6     652,478  11,062,700           X              4, 9, 10, 11, 13, 16  11,062,700
Ameriprise
   Financial,
   Inc.          Com       03076C 10 6      82,044   1,290,606           X              4, 12, 16              1,290,606
                                            24,705     388,620           X              4, 3, 16, 17, 18, 19     388,620
                                            17,796     279,942           X              4, 15, 16                279,942
                                            10,678     167,966           X              4, 8, 16                 167,966
                                            24,819     390,428           X              4, 16                    390,428
Anheuser
   Busch Cos.
   Inc.          Com       035229 10 3   1,854,977  35,563,200           X              4, 13, 16             35,563,200
Bank of
   America
   Corp.         Com       060505 10 4     425,343   8,700,000           X              4, 9, 10, 11, 13, 16   8,700,000
Burlington
   Northern
   Santa Fe      Com       12189T 10 4   1,226,436  14,404,930           X              4, 13, 16             14,404,930
                                         1,983,796  23,300,400           X              4, 2, 5, 16           23,300,400
                                           112,564   1,322,100           X              4, 12, 16              1,322,100
Coca Cola        Com       191216 10 0      20,924     400,000           X              4, 16                    400,000
                                            92,903   1,776,000           X              4, 14, 16              1,776,000
                                           376,925   7,205,600           X              4, 3, 16, 17, 18, 19   7,205,600
                                         2,099,807  40,141,600           X              4, 2, 5, 16           40,141,600
                                         7,320,554 139,945,600           X              4, 13, 16            139,945,600
                                           478,072   9,139,200           X              4, 12, 16              9,139,200
                                            25,109     480,000           X              4, 15, 16                480,000
                                            47,707     912,000           X              4, 7, 16                 912,000
Comcast Corp     CLA SPL   20030N 20 0     335,520  12,000,000           X              4, 9, 10, 11, 13, 16  12,000,000
Comdisco
   Holding Co.   Com       200334 10 0      12,872   1,206,369           X              4, 13, 16              1,206,369
                                             3,201     300,028           X              4, 2, 5, 16              300,028
                                               182      17,049           X              4, 12, 16                 17,049
ConocoPhillips   Com       20825C 10 4   1,408,141  17,938,100           X              4, 13, 16             17,938,100
Costco
   Wholesale
   Corp.         Com       22160K 10 5     307,464   5,254,000           X              4, 13, 16              5,254,000
Dow Jones &
   Company, Inc. Com       260561 10 5     159,814   2,781,800           X              4, 13, 16              2,781,800
First Data
   Corporation   Com       319963 10 4     326,700  10,000,000           X              4, 9, 10, 11, 13, 16  10,000,000
Gannett Inc.     Com       364730 10 1     189,446   3,447,600           X              4, 13, 16              3,447,600
General
   Electric Co.  Com       369604 10 3     297,738   7,777,900           X              4                      7,777,900
                                       -----------
                                        29,194,258
                                       -----------

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                                  June 30, 2007

                                                                       Column 6
                                         Column 4                Investment Discretion                               Column 8
                                          Market     Column 5  ------------------------                          Voting Authority
                 Column 2   Column 3      Value     Shares or                     (c)         Column 7       -----------------------
Column 1         Title of     CUSIP        (In      Principal   (a) (b) Shared- Shared-         Other            (a)       (b)   (c)
Name of Issuer     Class     Number     Thousands)   Amount $  Sole   Defined    Other        Managers           Sole    Shared None
--------------   -------- ------------ ----------- ----------- ---- ----------- ------- -------------------- ----------- ------ ----
Home Depot Inc.  Com       437076 10 2     164,522   4,181,000           X              4, 9, 10, 11, 13, 16   4,181,000
Ingersoll-Rd
   Company LTD.  CLA       G47766 10 1      34,866     636,600           X              4                        636,000
Iron Mountain
   Inc.          Com       462846 10 6     236,420   9,047,850           X              4, 9, 10, 11, 13, 16   9,047,850
Johnson &
   Johnson       Com       478160 10 4     301,784   4,897,500           X              4                      4,897,500
                                         1,297,612  21,058,300           X              4, 2, 5, 16           21,058,300
                                         1,115,497  18,102,848           X              4, 13, 16             18,102,848
                                           559,953   9,087,200           X              4, 12, 16              9,087,200
Lowes
   Companies
   Inc.          Com       548661 10 7     214,830   7,000,000           X              4, 9, 10, 11, 13, 16   7,000,000
M & T Bank
   Corporation   Com       55261F 10 4     641,086   5,997,060           X              4, 13, 16              5,997,060
                                            58,367     546,000           X              4, 9, 10, 11, 13, 16     546,000
                                            17,713     165,700           X              4, 12, 16                165,700
Moody's          Com       615369 10 5   2,007,853  32,280,600           X              4, 13, 16             32,280,600
                                           977,747  15,719,400           X              4, 9, 10, 11, 13, 16  15,719,400
Nike Inc.        Com       654106 10 3     466,320   8,000,000           X              4, 9, 10, 11, 13, 16   8,000,000
Petrochina Co
   LTD           ADR       71646E 10 0      10,839      72,900           X              4, 13, 16                 72,900
                                            87,141     586,100           X              4, 9, 10, 11, 13, 16     586,100
Procter &
   Gamble Co.    Com       742718 10 9   3,579,615  58,500,000           X              4, 13, 16             58,500,000
                                         1,294,279  21,151,800           X              4, 2, 5, 16           21,151,800
                                           381,826   6,240,000           X              4, 12, 16              6,240,000
                                           437,784   7,154,500           X              4, 3, 16, 17, 18, 19   7,154,500
                                            47,728     780,000           X              4, 14, 16                780,000
                                            95,456   1,560,000           X              4, 7, 16               1,560,000
                                           335,658   5,485,500           X              4, 9, 10, 11, 13, 16   5,485,500
                                           267,706   4,375,000           X              4                      4,375,000
Sanofi
   Adventis      ADR       80105N 10 5      19,672     488,500           X              4, 9, 10, 11, 13, 16     488,500
                                           101,597   2,522,885           X              4, 13, 16              2,522,885
                                             6,817     169,300           X              4, 12, 16                169,300
                                            14,095     350,000           X              4, 2, 5, 16              350,000
Servicemaster
   Company       Com       81760N 10 9      61,809   3,998,000           X              4, 9, 10, 11, 13, 16   3,998,000
Sun Trusts
   Banks Inc.    Com       867914 10 3     201,026   2,344,600           X              4, 13, 16              2,344,600
                                            73,736     860,000           X              4, 2, 5, 16              860,000
Torchmark
   Corp.         Com       891027 10 4       5,196      77,551           X              1, 4, 13, 16              77,551
                                            30,132     449,728           X              4, 2, 5, 16              449,728
                                           111,012   1,656,900           X              4, 13, 16              1,656,900
                                            42,860     639,700           X              4, 12, 16                639,700
Tyco
   International
   LTD           Com       902124 10 6     213,222   6,310,200           X              4, 9, 10, 11, 13, 16   6,310,200
                                       -----------
                                        15,513,776
                                       -----------

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                                  June 30, 2007

                                                                       Column 6
                                         Column 4                Investment Discretion                               Column 8
                                          Market     Column 5  ------------------------                          Voting Authority
                 Column 2   Column 3      Value     Shares or                     (c)         Column 7       -----------------------
Column 1         Title of     CUSIP        (In      Principal   (a) (b) Shared- Shared-         Other            (a)       (b)   (c)
Name of Issuer     Class     Number     Thousands)   Amount $  Sole   Defined    Other        Managers           Sole    Shared None
--------------   -------- ------------ ----------- ----------- ---- ----------- ------- -------------------- ----------- ------ ----
US Bancorp       Com       902973 30 4     839,609  25,481,300           X              4, 2, 5, 16           25,481,300
                                           324,855   9,859,026           X              4, 13, 16              9,859,026
                                            57,498   1,745,000           X              4                      1,745,000
USG Corporation  Com       903293 40 5     837,220  17,072,192           X              4, 13, 16             17,072,192
United Parcel
   Service Inc.  Com       911312 10 6     104,332   1,429,200           X              4                      1,429,200
United Health
   Group Inc.    Com       91324P 10 2     245,472   4,800,000           X              4, 9, 10, 11, 13, 16   4,800,000
Wal-Mart Stores,
   Inc.          Com       931142 10 3     914,008  18,998,300           X              4, 13, 16             18,998,300
                                            45,512     946,000           X              4, 9, 10, 11, 13, 16     946,000
Washington Post
   Co.           Cl B      939640 10 8     694,060     894,304           X              4, 13, 16                894,304
                                           115,103     148,311           X              4, 5, 1, 6, 13, 16       148,311
                                           503,034     648,165           X              4, 12, 16                648,165
                                            28,704      36,985           X              4, 14, 16                 36,985
Wells Fargo &
   Co. Del       Com       949746 10 1   1,766,382  50,224,120           X              4, 2, 5, 16           50,224,120
                                            71,859   2,043,200           X              4, 3, 16, 17, 18, 19   2,043,200
                                         1,347,470  38,313,040           X              4, 12, 16             38,313,040
                                            98,054   2,788,000           X              4, 14, 16              2,788,000
                                           180,070   5,120,000           X              4, 16                  5,120,000
                                         3,938,245 111,977,388           X              4, 13, 16            111,977,388
                                            42,546   1,209,720           X              4, 15, 16              1,209,720
                                            59,789   1,700,000           X              4, 8, 16               1,700,000
                                            10,551     300,000           X              4, 7, 16                 300,000
                                           703,400  20,000,000           X              4, 9, 10, 11, 13, 16  20,000,000
                                           562,720  16,000,000           X              4, 1, 6, 13, 16       16,000,000
                                           281,360   8,000,000           X              4                      8,000,000
Wellpoint Inc.   Com      949773V 10 7     335,286   4,200,000           X              4, 9, 10, 11, 13, 16   4,200,000
Wesco Finl Corp. Com       950817 10 6   2,195,688   5,703,087           X              4, 3, 16               5,703,087
Western Union    Com       959802 10 9      66,656   3,200,000           X              4, 9, 10, 11, 13, 16   3,200,000
                                       -----------
                                        16,369,483
                                       -----------
   GRAND TOTAL                         $61,077,517
                                       ===========